FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2010

(unaudited)

	Shares	Value (A)
Stocks — 98.3%

Consumer — 23.1%
Consumer Discretionary — 8.7%
Columbia Sportswear Co. (B)	200,000		$11,688,000
Lowe's Companies, Inc.	600,000		13,374,000
McDonald's Corp. (F)	250,000		18,627,500
Newell Rubbermaid Inc.	400,000		7,124,000
Ryland Group, Inc.	343,500		6,155,520
Target Corp.	320,000		17,100,800
Walt Disney Co.	480,000		15,892,800

			89,962,620

Consumer Staples — 14.4%
Avon Products, Inc.	324,600		10,422,906
Bunge Ltd. (B)	180,000		10,648,800
Coca-Cola Co.	250,000		14,630,000
CVS/Caremark Corp.	295,000		9,283,650
Dean Foods Co. (C)	425,000		4,339,250
Del Monte Foods Co.	800,000		10,488,000
Hansen Natural Corp. (C) (F)	200,000		9,324,000
Mead Johnson Nutrition Co.	117,383		6,680,267
PepsiCo, Inc. (G)	360,000		23,918,400
Procter & Gamble Co.	315,000		18,890,550
Safeway Inc.	390,000		8,252,400
Unilever plc ADR (B)	703,400		20,468,940

			147,347,163

Energy — 10.7%
Chevron Corp.	200,000		16,210,000
CONSOL Energy Inc.	200,000		7,392,000
Exxon Mobil Corp. (G)	215,000		13,284,850
Halliburton Co.	150,000		4,960,500
Petroleum & Resources Corporation (D)	2,186,774		50,580,083
Spectra Energy Corp.	405,780		9,150,338
Transocean Ltd. (C)	135,000		8,679,150

			110,256,921

Financials — 13.2%
Banks — 2.6%
PNC Financial Services Group, Inc.	270,000		14,015,700
Wells Fargo & Co.	525,000		13,193,250

			27,208,950

Diversified Financials — 9.0%
American Express Co.	350,000		14,710,500
Bank of America Corp.	1,385,000		18,157,350
Bank of New York Mellon Corp.	403,775		10,550,642
JPMorgan Chase & Co.	560,000		21,319,200
Morgan Stanley	300,000		7,404,000
State Street Corp.	265,452		9,996,921
T. Rowe Price Group, Inc.	200,000		10,013,000

			92,151,613

Insurance — 1.6%
Prudential Financial, Inc.	310,000		16,795,800

Health Care — 13.3%
Abbott Laboratories	320,000	:	16,716,800
Bristol-Myers Squibb Co.	159,061		4,312,144
Gilead Sciences, Inc. (C)	250,000		8,902,500
Hospira, Inc. (C) (F)	175,000		9,976,750
Johnson & Johnson	255,000		15,799,800
Life Technologies Corp. (C)	200,000		9,338,000
Medtronic, Inc.	350,000		11,753,000
Pfizer Inc.	1,015,125		17,429,696
Senomyx, Inc. (B) (C)	1,284,400		5,111,912
Teva Pharmaceutical Industries Ltd. ADR	330,000		17,407,500
UnitedHealth Group Inc.	350,000		12,288,500
Zimmer Holdings, Inc. (C)	150,000		7,849,500

			136,886,102

Industrials — 13.0%
Cintas Corp.	300,000		8,265,000
Curtiss-Wright Corp.	360,000		10,908,000
Emerson Electric Co.	300,000		15,798,000
General Electric Co.	1,233,000		20,036,250
Harsco Corp.	310,000		7,619,800
Illinois Tool Works Inc.	250,000		11,755,000
Masco Corp.	450,000		4,954,500
Norfolk Southern Corp.	200,000		11,902,000
Oshkosh Corp. (C)	380,000		10,450,000
Spirit AeroSystems Holdings, Inc. (C)	555,000		11,061,150
United Technologies Corp.	300,000		21,369,000

			134,118,700

Information Technology — 18.7%
Semiconductors — 2.9%
Broadcom Corp.	400,000		14,156,000
Intel Corp.	840,000		16,153,200

			30,309,200

Software & Services — 9.0%
Automatic Data Processing, Inc.	300,000		12,609,000
Google Inc. (C)	29,000		15,247,910
Microsoft Corp.	1,180,000		28,898,200
Oracle Corp.	1,100,000		29,535,000
Visa Inc.	90,000		6,683,400

			92,973,510

Technology Hardware & Equipment — 6.8%
Apple Inc. (C)	75,000		21,281,250
Cisco Systems, Inc. (C)	850,000		18,615,000
Dell Inc. (C)	285,000		3,693,600
Hewlett-Packard Co.	300,000		12,621,000
QUALCOMM Inc.	300,000		13,536,000

			69,746,850

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2010

(unaudited)

	Shares or Prin. Amt.	Value (A)
Materials — 4.2%
Cliffs Natural Resources Inc. (F)	120,000	$7,670,400
Dow Chemical Co.	287,300	7,889,258
Freeport-McMoRan Copper & Gold Inc. (F)	135,000	11,527,650
Potash Corporation of Saskatchewan Inc.	42,750	6,157,710
Praxair, Inc. (F)	109,292	9,864,696

		43,109,714

Utilities — 2.1%
MDU Resources Group, Inc.	562,500	11,221,875
Northeast Utilities	350,000	10,349,500

		21,571,375

Total Stocks (Cost $949,716,478)		1,012,438,518

Short-Term Investments — 1.4%
Time Deposits — 1.0%
Wilmington Trust FSB, 0.90% (E)	$10,693,103	10,693,103

Money Market Funds — 0.4%
Fidelity Institutional Money Market – Government Portfolio, 0.06% (E)	50,789	50,789
RBC U.S. Government Money Market (Institutional Class I), 0.14% (E)	3,356,350	3,356,350
Vanguard Federal Money Market, 0.04% (E)	35,500	35,500
Western Asset Institutional Government Money Market (Class I), 0.09% (E)	53,033	53,033

		3,495,672

Total Short-Term Investments (Cost $14,188,775)		14,188,775

Total Securities Lending Collateral — 3.1% (Cost $32,186,374)
Money Market Funds — 3.1%
Invesco Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.23% (E)	32,186,374	32,186,374

Total Investments — 102.8% (Cost $996,091,627)		1,058,813,667
Cash, receivables, prepaid expenses and other assets, less liabilities — (2.8)%		(29,252,117)

Net Assets — 100%		$1,029,561,550

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and, for money market funds, represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $5,991,213.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $400,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2010

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
120	Cliffs Natural Resources Inc.	$80	Oct 10	$(720)
135	Freeport-McMoRan Copper & Gold Inc.	95	Nov 10	(21,330)
100	Hansen Natural Corp.	50	Dec 10	(15,500)
100	Hospira, Inc.	60	Nov 10	(17,000)
100	Hospira, Inc.	65	Nov 10	(4,500)
200	McDonald's Corp.	80	Dec 10	(8,000)
108	Praxair, Inc.	95	Oct 10	(1,620)

863				(68,670)

COLLATERALIZED PUTS
100	Life Technologies Corp.	40	Nov 10	(5,000)

				$(73,670)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the "Company") is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - The Company's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Company's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances.

The Company's investments at September 30, 2010 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$1,012,438,518	$--	$--	$1,012,438,518
Short-term investments	3,495,672	10,693,103	--	14,188,775
Securities lending collateral	32,186,374	--	--	32,186,374

Total Investments	$1,048,120,564	$10,693,103	$--	$1,058,813,667

Written options	$(73,670)	$--	$--	$(73,670)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2010.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2010 was $1,002,850,333 and net unrealized appreciation aggregated $55,963,334, of which the related gross unrealized appreciation and depreciation were $202,053,695 and $146,090,361, respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2010, the Company had securities on loan of $31,129,120 and held cash collateral of $32,186,374. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

The Adams Express Company

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 22, 2010

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	October 22, 2010